Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 146,340
Less imputed interest	(17,637)
Present value of lease liabilities	128,703
2024 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	45,871
2025 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	36,524
2026 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	13,448
2027 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	12,477
2028 [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	12,419
2029 and thereafter [Member]
Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments Receivable for Operating Leases [Line Items]
Total undiscounted cash flows	$ 25,601